Income Taxes (Schedule of Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at January 1	$ 43,471	$ 41,195	$ 36,030
Currency transaction income (loss)	(2,459)	(3,295)	(1,316)
Income tax expense	3,207	5,571	6,481
Balance at December 31	$ 44,219	$ 43,471	$ 41,195